FINANCIAL RISK MANAGEMENT - Currency Risk (Narrative) (Details)	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Exposure to currency risk, change in foreign currency used for sensitivity analysis (as a percent)	10.00%